SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	6 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks	$ 29,015,368			$ 30,024,372
Transfer pricing related adjustments	250,000
PRC
Effects of Reinsurance [Line Items]
General insurance expense	76,000	¥ 500,000
Cash and due from banks	29,810,000		¥ 196,998,199
Limited insurance	$ 29,624,000		¥ 195,767,927